Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(5,703)	$(18,586)
Accretion of redeemable convertible preferred stock to redemption value	(37,934)	(33,761)
Accretion of noncontrolling interest put option to redemption value	(88)	(94)
Net loss attributable to common stockholders	$(43,725)	$(52,441)
Denominator:
Weighted average common shares outstanding, basic and diluted	62,743,154	5,589,290
Net loss per share, basic and diluted	$(0.70)	$(9.38)

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(5,703)	$(18,586)
Accretion of redeemable convertible preferred stock to redemption value	(37,934)	(33,761)
Accretion of noncontrolling interest put option to redemption value	(88)	(94)
Net loss attributable to common stockholders	$(43,725)	$(52,441)
Denominator:
Weighted average common shares outstanding, basic and diluted	62,743,154	5,589,290
Net loss per share, basic and diluted	$(0.70)	$(9.38)

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	March 31,
	2022	2021
Convertible preferred stock	—	48,431,336
Warrants on convertible preferred stock	—	2,030,277
Options and RSUs to acquire common stock	20,417,412	13,032,299
Warrants on common stock	24,333,365	1,353,062
Earnout shares	—	—
Total	44,750,777	64,846,974

	December 31,
	2021	2020
Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547

Schedule of Anti-dilutive Securities Excluded from Computation of Net Loss Per Share

	March 31,
	2022	2021
Convertible preferred stock	—	48,431,336
Warrants on convertible preferred stock	—	2,030,277
Options and RSUs to acquire common stock	20,417,412	13,032,299
Warrants on common stock	24,333,365	1,353,062
Earnout shares	—	—
Total	44,750,777	64,846,974

	December 31,
	2021	2020
Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547